Restatement of Previously Issued Financial Statements - Schedule of Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands			3 Months Ended			9 Months Ended			12 Months Ended
		Oct. 28, 2022	Sep. 30, 2024	Sep. 30, 2023		Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities:
Net loss			$ (5,675)	$ (6,841)	[1]	$ (17,305)	$ (20,395)	[1],[2]	$ (27,022)	[3]	$ (25,978)	[3]
Adjustments to reconcile net loss to net cash from operations
Depreciation and intangibles amortization						2,542	2,509	[2]	3,307	[4]	1,863	[4]
Amortization of issuance costs						323	730	[2]	925	[4]	547	[4]
Change in fair value of warrant liabilities				(13)	[1]		(384)	[1],[2]	(528)	[3]	(3,392)	[3]
Provision for credit losses	[4]								279
Other recognized losses (gains)						31		[2]	5	[4]	78	[4]
Stock-based compensation expense			763	992		2,680	3,110	[2]	4,271	[4]	9,323	[4]
Stock-based compensation expense for services									284		2,350
Changes in operating assets and liabilities
Accounts receivable						2	11	[2]	(52)	[4]	(13)	[4]
Inventory						(168)		[2]	(70)	[4]		[4]
Prepaid expenses and other current assets						(115)	(110)	[2]	(110)	[4]	(145)	[4]
Other non-current assets						(571)	89	[2]	153	[4]	(1,214)	[4]
Accounts payable						(539)	259	[2]	596	[4]	219	[4]
Accrued expenses and other current liabilities											(319)
Accrued expenses and other current liabilities									110
Other long-term liabilities						457	(400)	[2]	(463)	[4]	1,303	[4]
Net cash used in operating activities						(12,439)	(13,348)	[2]	(18,315)	[4]	(15,378)	[4]
Cash flows from investing activities:
Purchase of property and equipment						(3,170)	(2,165)	[2]	(2,112)	[4]	(870)	[4]
Net cash used for QPhoton, Inc. Merger	[4]										(1,356)
Issuance of loan receivable							(500)	[2]	(500)	[4]		[4]
Net cash used in investing activities						(3,170)	(2,665)	[2]	(2,612)	[4]	(2,226)	[4]
Cash flows from financing activities:
Proceeds raised from financial liabilities, net of issuance costs									(6,187)		6,960
Series A Preferred dividend payments						(215)	(650)	[2]	(865)	[4]	(787)	[4]
Proceeds from stock issuance related to ATM facility		$ 100,000							24,730
Net cash provided by financing activities						16,614	18,084	[2]	17,678	[4]	6,173	[4]
Net decrease in cash						1,005	2,071	[2]	(3,249)	[4]	(11,431)	[4]
Cash and cash equivalents, beginning of period	[4]					2,059	5,308	[2]	5,308	[2]	16,739
Cash and cash equivalents, end of period			$ 3,064	7,379	[2]	3,064	7,379	[2]	2,059	[4]	5,308	[2],[4]
As Previously Reported [Member]
Cash flows from operating activities:
Net loss				$ 1,400			1,000		(29,731)		(38,594)
Adjustments to reconcile net loss to net cash from operations
Depreciation and intangibles amortization									1,958		3,433
Amortization of issuance costs
Change in fair value of warrant liabilities
Provision for credit losses
Other recognized losses (gains)									4
Stock-based compensation expense									8,723		17,761
Stock-based compensation expense for services
Changes in operating assets and liabilities
Accounts receivable									(52)		(13)
Inventory									(70)
Prepaid expenses and other current assets									(78)		92
Other non-current assets									318		(1,128)
Accounts payable									583		219
Accrued expenses and other current liabilities											(462)
Accrued expenses and other current liabilities									(985)
Other long-term liabilities									(611)		1,451
Net cash used in operating activities									(19,941)		(17,241)
Cash flows from investing activities:
Purchase of property and equipment									(2,118)		(870)
Net cash used for QPhoton, Inc. Merger											(1,356)
Issuance of loan receivable									(500)
Net cash used in investing activities									(2,618)		(2,226)
Cash flows from financing activities:
Proceeds raised from financial liabilities, net of issuance costs									(6,187)		8,036
Series A Preferred dividend payments
Proceeds from stock issuance related to ATM facility									25,496
Net cash provided by financing activities									19,309		8,036
Net decrease in cash									(3,249)		(11,431)
Cash and cash equivalents, beginning of period						2,059	5,308		5,308		16,739
Cash and cash equivalents, end of period									2,059		5,308
Adjustments [Member]
Cash flows from operating activities:
Net loss									2,709		12,616
Adjustments to reconcile net loss to net cash from operations
Depreciation and intangibles amortization	[5]								1,349		(1,570)
Amortization of issuance costs	[6]								925		547
Change in fair value of warrant liabilities	[5]								(528)		(3,392)
Provision for credit losses	[7]								279
Other recognized losses (gains)	[8]								1		78
Stock-based compensation expense	[9]								(4,452)		(8,438)
Stock-based compensation expense for services	[9]								284		2,350
Changes in operating assets and liabilities
Accounts receivable
Inventory
Prepaid expenses and other current assets	[8]								(32)		(237)
Other non-current assets	[8]								(165)		(86)
Accounts payable									13
Accrued expenses and other current liabilities	[8],[9]										143
Accrued expenses and other current liabilities	[8],[9]								1,095
Other long-term liabilities	[8]								148		(148)
Net cash used in operating activities									1,626		1,863
Cash flows from investing activities:
Purchase of property and equipment									(6)	[8]
Net cash used for QPhoton, Inc. Merger
Issuance of loan receivable
Net cash used in investing activities									(6)
Cash flows from financing activities:
Proceeds raised from financial liabilities, net of issuance costs											(1,076)	[6]
Series A Preferred dividend payments									(865)	[10]	(787)
Proceeds from stock issuance related to ATM facility	[10]								(766)
Net cash provided by financing activities									(1,631)		(1,863)
Net decrease in cash
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period

[1]	As described in Note 15 to these unaudited condensed consolidated financial statements, we have restated the unaudited condensed consolidated statements of operations for the three and nine months ended September 30, 2023.
[2]	As described in Note 15 to these unaudited condensed consolidated financial statements, we have restated the unaudited condensed consolidated statement of cash flows for the nine months ended September 30, 2023.
[3]	As described in Note 3 to the Consolidated Financial Statements appearing elsewhere in this Amendment, we have restated the Consolidated Financial Statements.
[4]	As described in Note 3 to the Consolidated Financial Statements appearing elsewhere in this Amendment, we have restated the Consolidated Financial Statements.
[5]	QPhoton purchase accounting – We adjusted the final purchase price accounting for identifiable intangibles and the value attributable to the QPhoton Warrants, as defined below, including associated mark-to-market quarterly adjustments.
[6]	Debt issuance costs – We corrected errors to appropriately accrete issuance costs for the Streeterville Unsecured Note, as defined below, over the life of the loan.
[7]	Uncollectable reserve – We identified a reserve for collection risk related to notes receivable.
[8]	Other - We corrected certain classifications, previously identified errors and out of period adjustments that were deemed immaterial to the annual or interim period in which they were recorded and restated prior periods to reflect these corrections in the appropriate periods.
[9]	Stock-based compensation – We adjusted expenses and prior period retained earnings to reflect the change in our accounting policy election to account for forfeitures as they occur, as well as to refine assumptions used in calculating the fair value. We also ensured all such expenditures were accrued and accounted for in the appropriate periods based on vesting schedules and underlying agreements.
[10]	Financing Expenditures – We corrected the presentation of Series A Preferred Stock dividends and ATM proceeds.